Annual Total Returns- Invesco Liquid Assets Portfolio (Personal Investment) [BarChart] - Personal Investment - Invesco Liquid Assets Portfolio - Personal Investment Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.02%	0.02%	0.01%	0.01%	0.16%	0.48%	1.41%	1.73%	0.27%